UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09157

Investment Company Act File Number

Eaton Vance California Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Income Trust

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.1%

Security	Principal Amount (000’s omitted)	Value
Education — 18.6%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$3,135	$3,323,257
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	195	214,590
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	357,374
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	786,750
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,440	2,447,857
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,925,360
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	274,717
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	2,490	2,794,427
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	685,793
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	442,066
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	297,512
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	902,761
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	940,924
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	985,744
University of California, 5.25%, 5/15/39	1,250	1,401,712

		$17,780,844

Electric Utilities — 14.8%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$305,934
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	2,275	2,427,789
Colton Public Financing Authority, Electric System Revenue, 5.00%, 4/1/27	1,500	1,639,080
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,448,823
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,671,645
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,335	1,493,425
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,795	1,994,766
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	732,156
Vernon, Electric System Revenue, 5.125%, 8/1/21	1,300	1,435,395

		$14,149,013

General Obligations — 28.5%
California, 5.50%, 11/1/35	$1,600	$1,822,096
California, 6.00%, 4/1/38	750	873,383
California, (AMT), 5.05%, 12/1/36	475	477,750
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/35	1,000	1,093,710
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/36	1,630	1,779,047
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	3,940,638
San Bernardino Community College District, 4.00%, 8/1/30	2,890	2,881,301
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	2,545	2,610,330
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	740	818,373
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	942,552
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	1,315	1,539,273
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	2,230	2,591,572
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,500,163
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,316,496

		$27,186,684

Hospital — 18.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,085,710

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$190	$204,871
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	1,000	1,026,700
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	670,287
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	950,449
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,216,980
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,056,050
California Health Facilities Financing Authority, (Providence Health System), 6.50%, 10/1/38	1,475	1,715,484
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,222,871
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	563,323
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	600	611,112
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	557,834
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,902,964
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,794,234
Washington Township Health Care District, 5.25%, 7/1/29	700	700,280

		$17,279,149

Industrial Development Revenue — 1.4%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$1,235	$1,296,318

		$1,296,318

Insured-Education — 1.6%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,504,188

		$1,504,188

Insured-Electric Utilities — 3.1%
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	$2,790	$2,955,280

		$2,955,280

Insured-Escrowed/Prerefunded — 3.8%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$3,593,001

		$3,593,001

Insured-General Obligations — 9.3%
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	$6,485	$2,167,092
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	4,825	1,522,866
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	2,005	2,194,132
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	2,956,561

		$8,840,651

Insured-Hospital — 9.2%
California Health Facilities Financing Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/37	$2,900	$2,942,108
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	750	783,412
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	5,000	5,089,400

		$8,814,920

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 8.4%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,236,511
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,500	3,775,765

		$8,012,276

Insured-Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$615,126

		$615,126

Insured-Transportation — 11.4%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,208,500
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	1,881,135
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	740	631,560
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,000	3,353,300
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,302,642
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,474,092

		$10,851,229

Insured-Water and Sewer — 4.0%
East Bay Municipal Utility District, Water System Revenue, (NPFG), 5.00%, 6/1/32(1)	$2,000	$2,180,980
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,830	1,681,312

		$3,862,292

Lease Revenue/Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$964,090

		$964,090

Other Revenue — 0.7%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$394,571
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	315	320,097

		$714,668

Senior Living/Life Care — 1.9%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$315,410
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	175	170,425
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	700	632,667
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	600	662,244

		$1,780,746

Special Tax Revenue — 14.0%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$826,310
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	286,975
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	436,614
Corona Public Financing Authority, 5.80%, 9/1/20	925	934,971
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/27	190	191,638
Eastern Municipal Water District, Community Facilities District No. 2004-27, (Cottonwood Ranch), Special Tax Revenue, 5.00%, 9/1/36	480	472,560
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,591,367
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	272,772
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	537,427

Security	Principal Amount (000’s omitted)	Value
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	$240	$265,337
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	366,651
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	260,479
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,666,448
Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	250	253,372
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	490	493,396
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	530,503
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	789,293
Temecula Unified School District, 5.00%, 9/1/27	250	253,930
Temecula Unified School District, 5.00%, 9/1/37	400	401,416
Tustin Community Facilities District, 6.00%, 9/1/37	500	510,375
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,000	1,000,950

		$13,342,784

Transportation — 11.9%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,000	$1,146,150
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/16, 5.00%, 4/1/31	2,000	2,197,620
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,260,111
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,653,600
Port of Redwood City, (AMT), 5.125%, 6/1/30	1,170	1,169,836
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,885,718

		$11,313,035

Water and Sewer — 2.8%
California Department of Water Resources, 5.00%, 12/1/29	$740	$833,477
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,833,705

		$2,667,182

Total Tax-Exempt Investments — 165.1% (identified cost $149,858,015)		$157,523,476

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.4)%		$(49,975,740)

Other Assets, Less Liabilities — (12.7)%		$(12,121,952)

Net Assets Applicable to Common Shares — 100.0%		$95,425,784

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

NPFG	-	National Public Finance Guaranty Corp.

RADIAN	-	Radian Group, Inc.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 31.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 14.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,046,834.

A summary of open financial instruments at February 28, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	38 U.S. 10-Year Treasury Note	Short	$(4,708,962)	$(4,732,188)	$(23,226)
6/14	43 U.S. Long Treasury Bond	Short	(5,641,320)	(5,721,688)	(80,368)

					$(103,594)

At February 28, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $103,594.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$134,755,288

Gross unrealized appreciation	$9,719,853
Gross unrealized depreciation	(1,631,665)

Net unrealized appreciation	$8,088,188

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$157,523,476	$—	$157,523,476
Total Investments	$—	$157,523,476	$—	$157,523,476

Liability Description
Futures Contracts	$(103,594)	$—	$—	$(103,594)
Total	$(103,594)	$—	$—	$(103,594)

The Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014